CERTAIN TRANSACTIONS (Details 6) (USD $) In Millions, unless otherwise specified	9 Months Ended
Sep. 30, 2012
Animal Health Business [Member]
Business Acquisition [Line Items]
Divestiture Group Maximum Selling Price	$ 145
Noncash Or Part Noncash Divestiture Amount Of Consideration Receivable	60
Remaining Noncash Or Part Noncash Divestiture Amount Of Consideration Receivable	85
Transaction Completion Year	2013
Neurosearch [Member]
Business Acquisition [Line Items]
Huntexil Cost Of Acquired Rights Assets Obligation Purchase Price	$ 26